Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates that were used in creating the consolidated financial statements	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Period-end spot rate | $	$ 1		$ 1		$ 1
Average rate | $	$ 1		$ 1		$ 1
China, Yuan Renminbi
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Period-end spot rate | ¥		¥ 6.6981		¥ 6.3726		¥ 6.4566
Average rate | ¥		¥ 6.4791		¥ 6.4508		¥ 6.4702